Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Entity File Number	333-186559
Entity Registrant Name	METROSPACES, INC.
Entity Central Index Key	0001488501
Entity Tax Identification Number	90-0817201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 Brickell Key Dr
Entity Address, Address Line Two	Unit 1102
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	600-0407
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Not Applicable